Offsets	Aug. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Bicycle Therapeutics plc
Form or Filing Type	S-3
File Number	333-272248
Filing Date	Jun. 18, 2024
Fee Paid with Fee Offset Source	$ 131,033.11
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Bicycle Therapeutics plc
Form or Filing Type	S-3
File Number	333-272248
Initial Filing Date	Jun. 18, 2024
Fee Offset Claimed	$ 105,537.46
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	30,323,301
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 715,023,437.58
Termination / Withdrawal Statement	On June 18, 2024, the Registrant filed a prospectus supplement (the "Prospectus Supplement") to its automatically effective registration statement on Form S-3ASR (File No. 333-272248) (the "Prior Registration Statement") that had been filed on May 26, 2023 with the U.S. Securities and Exchange Commission, with respect to the resale by the selling securityholders named therein of up to 37,656,764 ordinary shares represented by ADSs of the Registrant. In connection with the filing of the Prospectus Supplement, the Registrant owed and paid a total fee of $131,033.12 based on the fee rate then in effect. The offering of the unsold securities registered under the Prior Registration Statement and Prospectus Supplement terminated on February 25, 2025 upon the expiration of the Prior Registration Statement. At the time of the termination of the offering under the Prior Registration Statement and Prospectus Supplement, there remained unsold $715,023,437.58 of securities registered under the Prior Registration Statement and Prospectus Supplement, for which the Registrant previously paid a registration fee of $105,537.46 based on the fee rate in effect at the time of the filing of the Prospectus Supplement. Pursuant to Rule 457(p), the Registrant is offsetting $105,537.46 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the unsold securities under the Prior Registration Statement and Prospectus Supplement.